Events after the reporting period (Details)	1 Months Ended			12 Months Ended
	Mar. 31, 2022 BRL (R$)	Mar. 31, 2022 USD ($)	Feb. 28, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants				$ 132,000	$ 132,000
Conversion of warrants into common shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of warrants | $			$ 2,344,584
Warrants converted to common shares			532,860
Common shares issued regarding conversion of warrants			532,860
Exercise price of conversion of warrants into common shares (in CAD per share) | $ / shares			$ 4.40
Payment of notes payable [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest on note payable	R$ 1,238,814	$ 324,492